Exhibit 99.1

Key Commercial Mortgage Trust 2020-S3

Commercial Mortgage Pass-Through Certificates, Series 2020-S3

Report To:

Key Commercial Mortgage Securities LLC

KeyBanc Capital Markets Inc.

KeyBank National Association

Readycap Commercial, LLC

Performance Trust Capital Partners, LLC

14 September 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Key Commercial Mortgage Securities LLC KeyBanc Capital Markets Inc. 127 Public Square Cleveland, Ohio 44114	KeyBank National Association 11501 Outlook, Suite 300 Overland Park, Kansas 66211

Readycap Commercial, LLC 1251 Avenue of the Americas, 50th Floor New York, New York 10020	Performance Trust Capital Partners, LLC 500 West Madison, Suite 450 Chicago, Illinois 60661

Re:	Key Commercial Mortgage Trust 2020-S3 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2020-S3 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Key Commercial Mortgage Securities LLC (the “Depositor”) or the Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	A draft of the preliminary private placement memorandum for the Issuing Entity’s securitization transaction (the “Draft Preliminary Private Placement Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Private Placement Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Private Placement Memorandum or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

14 September 2020

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 53 fixed-rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	KeyBank National Association (“KeyBank”) and Readycap Commercial, LLC (“ReadyCap,” together with KeyBank, the “Mortgage Loan Sellers”), each on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to each mortgage loan as of the related due date of such mortgage loan in September 2020 (or, in the case of any mortgage loan that has its first due date subsequent to September 2020, if any, the date that would have been its due date in September 2020 under the terms of that mortgage loan if a monthly debt service payment were scheduled to be due in that month) (collectively, the “Cut-off Date”) and
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions and methodologies described in the notes to Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

Attachment A Page 2 of 10

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)
N/A	N/A

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, KeyBank, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that KeyBank, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning as of Cut-off Date (Months)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 10
7.	Using the “Guarantor,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Guarantor” (each, a “Related Borrower”). Using the Related Borrower information, we compared the “Related Borrowers (Y/N)” and “Related Borrowers List” characteristics to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date or ARD,

as shown on the Final Data File, we recalculated the “Original Term to Maturity (Months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using:
a.	The “First Payment Date,” as shown on the Final Data File, and
b.	The first payment date that a payment of principal and interest is due, as shown in the applicable Source Document(s),

we recalculated the “Original IO Period (Months)” of each Mortgage Loan (except for any Interest Only Loan(s) or Amortizing Loan(s) that is not an Additional Interest Period Loan (all as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term to Maturity (Months)” for the “Original IO Period (Months)” characteristic.

For any Amortizing Loan that is not an Additional Interest Period Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original IO Period (Months)” characteristic.

10.	Using the:
a.	Original Balance,
b.	Gross Interest Rate and
c.	Monthly Debt Service (P&I),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amort. Term (Months)” of each Mortgage Loan (except for any Interest Only Loan(s) or Recalculated ReadyCap Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Recalculated ReadyCap Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the original amortization term as stated in the applicable Source Document(s) for the “Original Amort. Term (Months)” characteristic.

Attachment A Page 4 of 10

10. (continued)

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amort. Term (Months)” characteristic.

11.	Using the:
a.	Seasoning as of Cut-off Date (Months),
b.	Original Term to Maturity (Months),
c.	Original IO Period (Months) and
d.	Original Amort. Term (Months),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Months),
ii.	Remaining IO Period and
iii.	Remaining Amort. Term (Months) (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amort. Term (Months)” characteristic.

12.	Using the:
a.	Original Balance,
b.	Interest Accrual Method,
c.	Original IO Period (Months),
d.	First Payment Date,
e.	Maturity Date or ARD,
f.	Gross Interest Rate and
g.	Monthly Debt Service (P&I),

as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of:

i.	The Cut-off Date (the “Cut-off Date Balance”) and
ii.	The “Maturity Date or ARD” of the Mortgage Loan (the “Maturity Date Balance”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 10

12. (continued)

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.       Ignore differences of +/- $1 or less and

b.	Recalculate the “Maturity Date Balance” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date or ARD” of the Mortgage Loan, including any principal component of the related “Monthly Debt Service (P&I),” as shown on the Final Data File, on the “Maturity Date or ARD.”

13.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Private Placement Memorandum and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	UW NOI DSCR (P&I),
ii.	UW NOI DSCR (IO),
iii.	UW NCF DSCR (P&I),
iv.	UW NCF DSCR (IO),
v.	Annual Debt Service (P&I),
vi.	Annual Debt Service (IO),
vii.	Cut-off Date LTV,
viii.	Maturity Date LTV,
ix.	Third Most Recent NOI Debt Yield,
x.	Second Most Recent NOI Debt Yield,
xi.	Most Recent NOI Debt Yield,
xii.	Underwritten NOI Debt Yield,
xiii.	Underwritten NCF Debt Yield,
xiv.	% of Aggregate Cut-off Date Balance and
xv.	Cut-off Date Balance per Sq. Ft./Units/Rooms/Pads

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the characteristics listed in i. through iv. above to two decimal places and the characteristics listed in vii. through xiii. above to the nearest 1/10th of one percent.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the characteristics listed in i. and iii. above and “$0.00” for the characteristic listed in v. above.

Attachment A Page 6 of 10

13. (continued)

For any:

a.	Amortizing Loan or
b.	Partial IO Loan (as defined herein) with the “Remaining IO Period” characteristic as “0” on the Final Data File,

the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the characteristics listed in ii. and iv. above and “$0.00” for the characteristic listed in vi. above.

14.	For any Mortgage Loan on the Final Data File with the “Current Additional Financing in Place (Y/N/Silent)” characteristic as “Yes” (each, a “Mortgage Loan with Additional Debt”) (except for the Mollie Stone’s Grocery – Burlingame Mortgage Loan (as defined herein), which is described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate principal balance of the additional subordinate debt related to such Mortgage Loan as of the Cut-off Date (the “Total Additional Debt Cut-off Date Balance”) and as of the maturity date or anticipated repayment date of the additional debt related to such Mortgage Loan (the “Total Additional Debt Maturity Balance”) using information in the applicable Secondary Financing Documents (as defined herein), information in the applicable Data Source(s) (as defined herein) and/or any applicable information contained in Table A3 to Exhibit 2 to Attachment A, as applicable, assuming all scheduled payments of principal and/or interest on the additional subordinate debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Total Additional Debt Maturity Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the additional debt, including any principal component of the related monthly debt service payment that is described in the applicable Secondary Financing Documents and/or Data Source(s) on the maturity date or anticipated repayment date and
c.	Not include any related Companion Loan(s) (as defined herein).

Attachment A Page 7 of 10

14. (continued)

For the Mollie Stone's Grocery - Burlingame Mortgage Loan, which has the “Current Additional Financing in Place (Y/N/Silent)” characteristic as “Yes” on the Final Data File and the “Additional Debt Type(s)” characteristic as “Subordinate Debt” on the Final Data File, the related subordinate loan promissory note Secondary Financing Document indicates that the maturity date of the subordinate loan is 2/28/2034, which is subsequent to the “Maturity Date or ARD” of the Mollie Stone's Grocery - Burlingame Mortgage Loan, as shown on the Final Data File. The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that there is no capitalization of interest for the related subordinate loan and that interest accrues for each accrual period based on the original principal balance of the related subordinate loan, as shown in the related subordinate loan promissory note Secondary Financing Document. The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Additional Debt Original Balance,” as shown on the Final Data File, for the “Total Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” characteristics.

For any Mortgage Loan that has the “Current Additional Financing in Place (Y/N/Silent)” characteristic as “No,” as shown on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “Total Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” characteristics.

15.	Using the:
a.	Pari Passu Debt (In Trust) and
b.	Pari Passu Debt (Non-Trust),

as shown on the Final Data File, we recalculated the “Original Senior Note Loan Balance” of any Pari Passu Mortgage Loan (as defined herein). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “Original Senior Note Loan Balance” characteristic.

Attachment A Page 8 of 10

16.	For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information on the Final Data File, the information in the applicable Data Source(s) and the applicable information contained in Table A3 in Exhibit 2 to Attachment A to recalculate the aggregate principal balance of the Pari Passu Mortgage Loan and the related Companion Loan(s) as of the Cut-off Date (the “Cut Off Date Senior Note Loan Balance”) and as of the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan (the “Maturity Date Senior Note Loan Balance”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:
a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Maturity Date Senior Note Loan Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan, including any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date or anticipated repayment date and
c.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “Cut Off Date Senior Note Loan Balance” and “Maturity Date Senior Note Loan Balance” characteristics.

17.	Using the:
a.	Original Balance,
b.	Cut-Off Date Balance,
c.	Maturity Date Balance,
d.	Original Senior Note Loan Balance,
e.	Cut Off Date Senior Note Loan Balance,
f.	Maturity Date Senior Note Loan Balance,
g.	Total Additional Debt Original Balance,
h.	Total Additional Debt Cut-off Date Balance and
i.	Total Additional Debt Maturity Balance,

as shown on the Final Data File, as applicable, we recalculated the:

i.	Total Debt Original Balance (Mortgage Loan + B-note + Mezz),
ii.	Total Debt Cut-off Date Balance (Mortgage Loan + B-note + Mezz) and
iii.	Total Debt Maturity Balance (Mortgage Loan + B-note + Mezz)

of any Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 9 of 10

17. (continued)

For any Mortgage Loan that is not a Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the characteristics listed in i. through iii. above.

18.	For any Mortgage Loan with Additional Debt that is also a Partial IO Loan or Mortgage Loan with Additional Debt that is also an Amortizing Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:
a.	Annual Debt Service (P&I),
b.	Annual Debt Service Incl. Pari Passu (Amort) and
c.	Additional Debt Annual Debt Service,

as shown on the Final Data File, as applicable, to recalculate the “Total Debt (Mortgage Loan + B-Note + Mezz) Annual Debt Service” characteristic. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan with Additional Debt that is also an Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	Annual Debt Service (IO),
b.	Annual Debt Service Incl. Pari Passu (IO) and
c.	Additional Debt Annual Debt Service,

as shown on the Final Data File, as applicable, to recalculate the “Total Debt (Mortgage Loan + B-Note + Mezz) Annual Debt Service” characteristic. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “Total Debt (Mortgage Loan + B-Note + Mezz) Annual Debt Service” characteristic.

19.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s) and/or Secondary Financing Documents, as applicable, and
c.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Private Placement Memorandum,

we recalculated the:

i.	Total Debt UW NOI DSCR,
ii.	Total Debt UW NCF DSCR,
iii.	Total Debt Cut-off Date LTV Ratio,
iv.	Total Debt Maturity LTV Ratio,
v.	Total Debt UW NOI Debt Yield and
vi.	Total Debt UW NCF Debt Yield

of any Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 10

19. (continued)

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For any Mortgage Loan that is not a Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the characteristics listed in i. through vi. above.

20.	Using the:
a.	Largest Tenant Sq. Ft.,
b.	2nd Largest Tenant Sq. Ft.,
c.	3rd Largest Tenant Sq. Ft.,
d.	4th Largest Tenant Sq. Ft.,
e.	5th Largest Tenant Sq. Ft. and
f.	Size,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of Sq. Ft.,
ii.	2nd Largest Tenant % of Sq. Ft.,
iii.	3rd Largest Tenant % of Sq. Ft.,
iv.	4th Largest Tenant % of Sq Ft. and
v.	5th Largest Tenant % of Sq. Ft.

of each Mortgage Loan (or for any Multiple Property Loan(s), of each Underlying Property). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Deferred Maintenance Escrow at Closing and
b.	Deferred Maintenance Recommended per Report ($),

as shown on the Final Data File, we recalculated the “% of Total Recommended Deferred Maintenance Amount Escrowed” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	Gross Interest Rate and
b.	Administrative Fee Rate,

as shown on the Final Data File, we recalculated the “Net Interest Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic(s)	Methodology Provided by the Mortgage Loan Seller(s)

• Stein Fibers Portfolio II • Park Nation Portfolio II • Saginaw Multifamily Portfolio	Original Balance

The “Original Balance” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

	Cut-off Date Balance and Maturity Date Balance	The “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

• Saint George Portfolio • Lake County Self Storage Portfolio	Original Balance, Cut-off Date Balance and Maturity Date Balance	The “Original Balance,” “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraisal Value” for each respective Underlying Property that is stated in the applicable Source Document

• Inland Self Storage Michigan Portfolio • Weston South Carolina Industrial Portfolio	Original Balance, Cut-off Date Balance and Maturity Date Balance	The “Original Balance,” “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined herein) that are stated in the applicable Data Source(s) (as defined herein)

Note:      Certain capitalized terms in the “Characteristic(s)” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 24

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
MSA	MSA Excel Support File
North or South CA (NCA/SCA) (see Note 3)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Property Type (see Note 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Sub-Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capex Summary
Size	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Primary Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Physical Occupancy	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Underwriter’s Summary Report or STR Report
Physical Occupancy as of Date (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Underwriter’s Summary Report or STR Report
2019 Occupancy	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Historical Occupancy Summary or Costar Report
2019 Occupancy Date (see Note 1)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Historical Occupancy Summary or Costar Report

Exhibit 2 to Attachment A Page 2 of 24

Property Information: (continued)

Characteristic	Source Document(s)

2018 Occupancy	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Historical Occupancy Summary or Costar Report
2018 Occupancy Date (see Note 1)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Historical Occupancy Summary or Costar Report

Third Party Information:

Characteristic	Source Document(s)

Appraisal Report Date	Appraisal Report or Portfolio Appraisal Report
Appraisal Value (see Note 6)	Appraisal Report or Portfolio Appraisal Report
Date of Valuation (see Note 6)	Appraisal Report or Portfolio Appraisal Report
Appraisal Value (As Stabilized)	Appraisal Report or Portfolio Appraisal Report
Date of Valuation (As Stabilized)	Appraisal Report or Portfolio Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report or Portfolio Appraisal Report
Engineering Report Date	Engineering Report
Deferred Maintenance Recommended per Report ($) (see Note 1)	Engineering Report
Phase I Date (see Note 1)	Phase I Environmental Report or Database Letter
Phase II Date (see Note 7)	Phase II Environmental Report
Earthquake Zone 3 or 4 (Y/N)	Engineering Report or Seismic Report
Seismic Report Date (see Note 7)	Seismic Report
PML (%) (see Note 7)	Seismic Report
Earthquake Insurance (Y/N) (see Note 8)	Property Insurance Certificate or Insurance Review Document
Blanket Insurance Policy (Y/N) (see Notes 1 and 8)	Property Insurance Certificate or Insurance Review Document
Windstorm Insurance (Y/N) (see Note 8)	Property Insurance Certificate or Insurance Review Document
Terrorism Insurance (Y/N) (see Note 8)	Property Insurance Certificate or Insurance Review Document
Flood Insurance (Y/N) (see Notes 1 and 8)	Property Insurance Certificate or Insurance Review Document
Flood Zone (Y/N) (see Note 9)	Engineering Report, Property Insurance Certificate or Appraisal Report
Single-Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Environmental Insurance (Y/N) (see Notes 7 and 8)	Certificate of Environmental Insurance

Exhibit 2 to Attachment A Page 3 of 24

Major Tenant Information: (see Notes 10 and 11)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq. Ft.	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration Date (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Sq. Ft.	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration Date (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Sq. Ft.	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration Date (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Sq. Ft.	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration Date (see Note 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Sq. Ft.	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration Date (see Notes 1 and 12)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 13)

Characteristic	Source Document(s)

Third Most Recent Revenues	Underwriter’s Summary Report
Third Most Recent Expenses	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 24

Underwriting Information: (continued)

Characteristic	Source Document(s)

Second Most Recent Revenues	Underwriter’s Summary Report
Second Most Recent Expenses	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Underwritten EGI	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Cap Ex	Underwriter’s Summary Report
Underwritten TI/LC	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report
Underwritten Occupancy %	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Tax Escrow Required (Y/N/Springing)	Closing Statement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Escrow Monthly Deposit (see Note 14)	Closing Statement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Servicing Tape
Tax Escrow Current Balance (see Note 15)	Closing Statement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Servicing Tape
Tax Escrow at Closing	Closing Statement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Escrow Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow Required (Y/N/Springing)	Closing Statement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow Monthly Deposit (see Note 14)	Closing Statement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Servicing Tape

Exhibit 2 to Attachment A Page 5 of 24

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Insurance Escrow Current Balance (see Note 15)	Closing Statement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Servicing Tape
Insurance Escrow at Closing	Closing Statement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Monthly Deposit (see Note 14)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Cap (see Note 16)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Current Balance (see Note 15)	Closing Statement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Servicing Tape
CapEx Escrow at Closing	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Monthly Deposit (see Note 14)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Cap (see Note 16)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Current Balance (see Note 15)	Closing Statement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Servicing Tape
TI/LC Escrow at Closing	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Deferred Maintenance Escrow Required (Y/N)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 6 of 24

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Deferred Maintenance Escrow Current Balance (see Note 15)	Closing Statement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Servicing Tape
Deferred Maintenance Escrow at Closing	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Monthly Deposit (see Note 14)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Cap (see Note 16)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Current Balance (see Note 15)	Closing Statement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Servicing Tape
Other Escrow at Closing	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Description	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Springing Description	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Release Provisions	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
CapEx Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Deferred Maintenance Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Escrow Int to Lender / Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 7 of 24

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Borrower State of Incorporation	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Original Balance (see Notes 17 and 26)

For all Mortgage Loans:

•         Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies

Note Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Debt Service (IO) (see Note 18)	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Debt Service (P&I) (see Notes 17 and 18)	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Annual Debt Service Incl. Pari Passu (Amort) (see Note 17)	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Annual Debt Service Incl. Pari Passu (IO) (see Note 17)	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Payment Day	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Maturity Date or ARD (see Note 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
ARD Rate Step	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Final Maturity Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First Payment Date (see Note 20)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First Payment Date (P&I) (see Note 20)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First Payment Date (IO) (see Note 20)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 8 of 24

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Gross Interest Rate	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Accrual Method	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Amortization Type	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Lockbox Type (see Note 21)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust, Deposit Account Agreement or Cash Management Agreement
Cash Management Status (see Note 21)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust, Deposit Account Agreement or Cash Management Agreement
Description of Springing Lockbox/Cash Flow Sweep	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Cash Management Agreement
Prepayment Provision (see Note 22)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
LO End Date (see Notes 22 and 23)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Prepay Allowed (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Prepayment Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Release Allowed (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Release Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel Release Allowed (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel Release Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Mortgage/Deed of Trust
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Ground Lease Extension Options Description	Ground Lease or Ground Lease Estoppel
Cross-Collateralized/Cross-Defaulted (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Cross Collateralization Agreement
Hotel Franchise Agreement Expiration Date	Franchise Agreement or Comfort Letter
Loan Purpose	Closing Statement or Purchase and Sale Agreement

Exhibit 2 to Attachment A Page 9 of 24

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Additional Financing Permitted in Future (Y/N/Silent) (See Note 1)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Type/Terms of Additional Future Financing	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Current Additional Financing in Place (Y/N/Silent) (see Note 24)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Additional Debt Type(s) (See Note 24)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Total Additional Debt Original Balance (See Notes 24)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Additional Debt Interest Rate (See Note 24)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Additional Debt Annual Debt Service (See Notes 24 and 25)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Grace Period (Late Fee)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period (Default)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period at Maturity (Late Fee)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period at Maturity (Default)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Default Interest %	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Sponsor (see Note 1)	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Environmental Indemnitor	Environmental Indemnity Agreement, Loan Agreement or Loan Modification Agreement
SAE (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
SPE (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Non-Consolidation Opinion (Y/N)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Non-Consolidation Opinion
Independent Director (Y/N - #) (see Note 1)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 10 of 24

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Assumption Provision (Y/N)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption Fee	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

Eastrail Apartments	NAP	Phase I Date	N/A

Ponderosa Apartments	NAP	Phase I Date	N/A

Progress Park	NAP	Blanket Insurance Policy (Y/N)	No

Lake County Self Storage Portfolio	Lake County Self Storage of Antioch	2019 Occupancy Date	12/31/2019
		2018 Occupancy Date	12/31/2018
		Flood Insurance (Y/N)	Yes
	Lake County Self Storage of Round Lake	2019 Occupancy Date	12/31/2019
		2018 Occupancy Date	12/31/2018
	NAP	Additional Financing Permitted in Future (Y/N/Silent)	No

Saint George Portfolio	Southgate Professional Center	5th Largest Tenant Lease Expiration	8/16/2021

Edgewood Plaza	NAP	5th Largest Tenant Lease Expiration	1/14/2026

Weston South Carolina Industrial Portfolio	1255 Commerce Drive	Deferred Maintenance Recommended per Report ($)	$48,500

Ocean City Self Storage	NAP	Sponsor	CAPREIT, Inc.

Reagan Crossing Apartments	NAP	Independent Director (Y/N - #)	Yes - 1

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

Exhibit 2 to Attachment A Page 11 of 24

Notes: (continued)

2.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the purpose of comparing the “North or South CA (NCA/SCA)” characteristic for any mortgaged property on the Combined Data File with the “State” characteristic as “CA,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to consider “Zip Code” values of 93600 and higher, as “NCA” and “Zip Code” values lower than 93600 as “SCA.”

4.	For the purpose of comparing the “Property Type” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	901-905 West 18th Street,
b.	Thomas Building and
c.	318 Wynn Lane,

each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic.

5.	For each Mortgage Loan and Underlying Property on the Combined Data File with the “Single-Tenant (Y/N)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Physical Occupancy as of Date” characteristic.

6.	For the purpose of comparing the “Appraisal Value” and “Date of Valuation” characteristics for any Mortgage Loan or Underlying Property, as applicable, listed in Table A2, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the appraisal value and appraisal value date, as shown in the applicable Source Document(s), that is associated with the appraisal valuation type that is shown in the “Appraisal Value Description” column of Table A2.

Table A2:
Mortgage Loan	Underlying Property	Appraisal Value Description

Inland Self Storage Michigan Portfolio	NAP	As-Is Portfolio Value

Stein Fibers Portfolio II	185 Littlejohn Road	Hypothetical Market Value As Stabilized

Park Nation Portfolio II	NAP	As-Is Portfolio Value

Building 241	NAP	Prospective Value Upon Completion

Exhibit 2 to Attachment A Page 12 of 24

Notes: (continued)

6. (continued)

For the purpose of comparing the “Appraisal Value” characteristic for the mortgaged property identified on the Combined Data File as “Progress Park” (the “Progress Park Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$27,900,000,” which is the sum of the “Market Value As Is” valuation for all of the related properties, as shown in the related portfolio appraisal report Source Document.

7.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Phase II Date” characteristic only for mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:

a.	Seismic Report Date and
b.	PML (%)

characteristics only for mortgaged properties (if any) that contained a seismic report Source Document in the related loan file.

For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” only if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

8.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

9.	For the purpose of comparing the “Flood Zone (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to show “Yes” only for those mortgaged properties (if any) which are located in flood zones with at least a 1% annual chance of flooding, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone with less than a 1% annual chance of flooding, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “Flood Zone (Y/N)” characteristic.

10.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 13 of 24

Notes: (continued)

11.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

12.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

13.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $3 or less.

14.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the monthly amounts, as shown in the applicable Source Document(s), if the respective upfront reserve amounts, as shown in the applicable Source Document(s), were less than the respective reserve cap amounts, as shown in the applicable Source Document(s), and
b.	Use “$0” if the respective upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the respective reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the indicated characteristics for which the value on the Combined Data File was “$0,” we performed no procedures to determine if any balances in the respective reserve accounts as of the Cut-off Date are equal to or greater than any respective reserve cap amounts, as shown in the applicable Source Document(s).

15.	For the purpose of comparing the indicated characteristics for any Mortgage Loan contributed by KeyBank, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of:
a.	The initial escrow amount for the applicable reserve, as shown on the Combined Data File, and
b.	The product of:
i.	The ongoing escrow payment amount for the applicable reserve, as shown on the Combined Data File and
ii.	The “Seasoning as of Cut-off Date (Months)” (as defined herein) of the related Mortgage Loan, as shown on the Combined Data File.

Exhibit 2 to Attachment A Page 14 of 24

Notes: (continued)

15. (continued)

For the purpose of the calculation methodology described in the preceding paragraph, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any reserve cap stipulations that may exist for any of the applicable reserves related to the indicated characteristics.

We performed no procedures to determine if the current escrow balances recalculated as described in this Note agree with the actual balances in the respective escrow accounts as of the Cut-off Date.

16.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the reserve cap amounts at the time of origination that are shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the related reserve cap.

17.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that any Mortgage Loan included in Table A3 (each, a “Pari Passu Mortgage Loan”) is comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that with respect to any Pari Passu Mortgage Loan that contains “Subordinate Debt” or “B-Note” in the “Additional Debt Type(s)” characteristic on the Combined Data File (each, a “Pari Passu Mortgage Loan with Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each a “Subordinate Companion Loan”).

For each Whole Loan listed in Table A3, the applicable Source Document(s) or other schedule, if any, provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), listed in the “Data Source(s)” column of Table A3 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, one or more components that are subordinate in right of payment to the related Mortgage Loan and Companion Loan(s).

Exhibit 2 to Attachment A Page 15 of 24

Notes: (continued)

17. (continued)

Table A3:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

Weston South Carolina Industrial Portfolio	Mortgage Loan Companion Loan(s)	$19,491,340 $49,500,000	Amended Promissory Notes

Inland Self Storage Michigan Portfolio	Mortgage Loan Companion Loan(s)	$16,625,000 $50,000,000	Promissory Notes

For the avoidance of doubt, all references herein to the Companion Loan(s) do not include any Subordinate Companion Loan(s).

For the purpose of comparing the “Original Balance” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Original Component Balances” column of Table A3 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A3.

For the purpose of comparing the “Annual Debt Service Incl. Pari Passu (IO)” characteristic for any Pari Passu Mortgage Loan with “Partial IO” or “Interest Only” as the “Amortization Type” on the Combined Data File, and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Annual Debt Service Incl. Pari Passu (IO)” as the product of:

a.	The sum of:
i.	The “Pari Passu Debt (In Trust),” as shown on the Combined Data File, and
ii.	The “Pari Passu Debt (Non-Trust),” as shown on the Combined Data File,
b.	The “Gross Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For any Pari Passu Mortgage Loan with “Amortizing” as the “Amortization Type” on the Combined Data File (each, an “Amortizing Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0” for the “Annual Debt Service Incl. Pari Passu (IO)” characteristic.

Exhibit 2 to Attachment A Page 16 of 24

Notes: (continued)

17. (continued)

For the purpose of comparing the “Annual Debt Service Incl. Pari Passu (Amort)” characteristic for any Pari Passu Mortgage Loan with “Partial IO” as the “Amortization Type” on the Combined Data File (each, a “Partial IO Pari Passu Mortgage Loan”) (except for the Mortgage Loan identified on the Combined Data File as “Inland Self Storage Michigan Portfolio” (the “Inland Self Storage Michigan Portfolio Mortgage Loan”), which is described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the pro-rata portion of the monthly debt service following the expiration of the “Original IO Period (Months)” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the sum of the “Pari Passu Debt (In Trust)” and “Pari Passu Debt (Non-Trust),” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s), and
b.	Multiply the value described in clause a. above by 12.

For the Inland Self Storage Michigan Portfolio Mortgage Loan:

a.	The loan agreement Source Document indicates that the amortizing monthly debt service payment for the related Whole Loan is $307,040.50 and
b.	The sum of the amortizing monthly debt service payments associated with each pari passu note component of the related Whole Loan, as shown in the related promissory note Source Documents(s), is $307,040.49 (the “Inland Promissory Note Amortizing Monthly Debt Service Payment”).

For the purpose of comparing the “Annual Debt Service Incl. Pari Passu (Amort)” characteristic for the Inland Self Storage Michigan Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the product of twelve (12) times the Inland Promissory Note Amortizing Monthly Debt Service Payment.

For the purpose of comparing the “Annual Debt Service Incl. Pari Passu (Amort)” characteristic for any Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the sum of the “Pari Passu Debt (In Trust)” and “Pari Passu Debt (Non-Trust),” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s), and
b.	Multiply the value described in clause a. above by 12.

For any Pari Passu Mortgage Loan with “Interest Only” as the “Amortization Type” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0” for the “Annual Debt Service Incl. Pari Passu (Amort)” characteristic.

Exhibit 2 to Attachment A Page 17 of 24

Notes: (continued)

17. (continued)

For the purpose of comparing the “Monthly Debt Service (P&I)” characteristic for any Partial IO Pari Passu Mortgage Loan (except for the Inland Self Storage Michigan Portfolio Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original IO Period (Months)” for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Pari Passu Debt (In Trust),” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Monthly Debt Service (P&I)” characteristic for the Inland Self Storage Michigan Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$76,616.10,” as shown in the related promissory note Source Document.

For the purpose of comparing the “Monthly Debt Service (P&I)” characteristic for any Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Pari Passu Debt (In Trust),” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the:

a.	Annual Debt Service Incl. Pari Passu (IO) and
b.	Annual Debt Service Incl. Pari Passu (Amort)

characteristics.

18.	For any Mortgage Loan on the Combined Data File which:
a.	Has “Interest Only” for the “Amortization Type” characteristic on the Combined Data File (each, an “Interest Only Loan”) or
b.	Has:
i.	“Partial IO” for the “Amortization Type” characteristic on the Combined Data File (each, a “Partial IO Loan”) and
ii.	The “Remaining IO Period” (as defined herein) as a value greater than “0” on the Combined Data File,

and which also has “Actual/360” for the “Interest Accrual Method” characteristic on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:

i.	The “Original Balance,” as shown on the Combined Data File,
ii.	The “Gross Interest Rate,” as shown on the Combined Data File, and
iii.	365/360.

Exhibit 2 to Attachment A Page 18 of 24

Notes: (continued)

18. (continued)

For any:

a.	Interest Only Loan or
b.	Partial IO Loan with the “Remaining IO Period” characteristic as a value greater than “0” on the Combined Data File,

and which also has “30/360” for the “Interest Accrual Method” characteristic on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:

i.	The “Original Balance,” as shown on the Combined Data File and
ii.	The “Gross Interest Rate,” as shown on the Combined Data File.

For any Partial IO Loan with the “Remaining IO Period” characteristic as “0” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Monthly Debt Service (IO)” characteristic.

For any Mortgage Loan with “Amortizing” for the “Amortization Type” characteristic on the Combined Data File (each, an “Amortizing Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Monthly Debt Service (IO)” characteristic.

For any Partial IO Loan (except for any Partial IO Pari Passu Mortgage Loan(s), which are described above, and any Recalculated ReadyCap Loan (as defined herein), which are described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service amount following the expiration of the “Original IO Period (Months)” for the “Monthly Debt Service (P&I)” characteristic.

For certain Partial IO Loans and Amortizing Loans contributed by ReadyCap, the applicable Source Document(s) do not state the amortizing monthly debt service amount (each such Mortgage Loan, a “Recalculated ReadyCap Loan”). For each Recalculated ReadyCap Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (P&I)” characteristic, rounded to two decimal places, using the “PMT” function in Microsoft Excel and:

a.	The “Original Balance,” as shown on the Combined Data File,
b.	The “Gross Interest Rate,” as shown on the Combined Data File, divided by 12, and
c.	The “Original Amort. Term (Months),” as shown on the Combined Data File.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Monthly Debt Service (P&I)” characteristic.

Exhibit 2 to Attachment A Page 19 of 24

Notes: (continued)

19.	For the purpose of comparing the “Maturity Date or ARD” characteristic for any Mortgage Loan on the Combined Data File with the “ARD Loan (Y/N)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

20.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Combined Data File where the applicable Source Document(s) do not define the first payment date (except for any Additional Interest Period Loan(s) (as defined herein), which is described in the succeeding paragraph(s) of this Note), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Day” related to the first full interest accrual period, as shown in the applicable Source Document(s).

With respect to the Mortgage Loans identified on the Combined Data File as:

a.	Corporate Ridge II,
b.	Crofton Commerce Center,
c.	Progress Park,
d.	Thomas Building and
e.	Lake County Self Storage Portfolio

(each, an ”Additional Interest Period Loan”), the related Source Document(s) indicate that the “Payment Day” after the end of the first full interest accrual period will occur in the second month following the Cut-off Date. For the purpose of comparing the “First Payment Date” characteristic for any Additional Interest Period Loan(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Payment Day“ occurring in the month after the Cut-off Date and indicated that an interest-only payment will be remitted to the Issuing Entity on such date in an amount equal to the applicable interest due for such Additional Interest Period Loan for the interest accrual period, as described in the related Source Document(s), that would have been applicable for such payment if a payment had been due on such date.

For the purpose of comparing the “First Payment Date (P&I)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “First Payment Date,” as shown on the Combined Data File, for any Amortizing Loan that is not an Additional Interest Period Loan,
b.	Use the first “Payment Day” that a monthly payment of principal and interest is due, as described in the Source Document(s), for any Amortizing Loan that is also an Additional Interest Period Loan,
c.	Use the first “Payment Day” following the expiration of the “Original IO Period (Months)” for any Partial IO Loan and
d.	Use “N/A” for any Interest Only Loan.

Exhibit 2 to Attachment A Page 20 of 24

Notes: (continued)

20. (continued)

For the purpose of comparing the “First Payment Date (IO)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “First Payment Date,” as shown on the Combined Data File, for any Partial IO Loan, Interest Only Loan or Amortizing Loan that is also an Additional Interest Period Loan and
b.	Use “N/A” for any Amortizing Loan that is not an Additional Interest Period Loan.

21.	For the purpose of comparing the “Lockbox Type” and “Cash Management Status” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the descriptions included in the Draft Preliminary Private Placement Memorandum.

For certain Mortgage Loans contributed by ReadyCap, the applicable Source Document(s) contain the following:

Lender may cause all funds on deposit in the Restricted Account from time to time to be disbursed and applied to amounts owing in connection with the Loan as Lender shall determine in Lender's sole and absolute discretion

For the purpose of comparing the “Cash Management Status” characteristic for any Mortgage Loan which contains the language described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use "Springing" for the “Cash Management Status” characteristic.

22.	For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention, as stated in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 21 of 24

Notes: (continued)

22. (continued)

For certain Mortgage Loans contributed by ReadyCap, the applicable Source Document(s) contain the following:

Upon prepayment of the Indebtedness at any time prior to the Prepayment Fee Cut-Off Date, whether voluntary or involuntary including as a result of default and acceleration of the principal balance of the Loan, Lender is entitled to a prepayment fee calculated in accordance with the following:

(a) Permitted Prepayments. During each and any rolling, consecutive twelve (12) month period (each, a "Rolling Period") ending on or prior to the Prepayment Fee Cut-Off Date, Borrower may prepay, without penalty, an amount up to twenty percent (20%) of the principal balance of the Loan outstanding as of the first day of the respective Rolling Period.

For the purpose of comparing the indicated characteristics for any Mortgage Loan which contains the language described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore the language indicating “ending on or prior to the Prepayment Fee Cut-off Date” and assume that “ending prior to the Prepayment Fee Cut-off Date” was stated.

For certain Mortgage Loans contributed by ReadyCap, the applicable Source Document(s) contain the following defined term:

“Prepayment Fee Cut-Off Date” means the date that is six (6) months prior to the Maturity Date

For the purpose of comparing the “Prepayment Provision” characteristic for any Mortgage Loan which contains the language described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “date” is the “Payment Day” that is six months prior to the “Maturity Date or ARD,” as shown in the applicable Source Document(s).

23.	For the purpose of comparing the “LO End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Day” which occurs during the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Day” which occurs during the yield maintenance period or prepayment penalty period for any Mortgage Loan that can be prepaid with yield maintenance or a prepayment penalty. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “LO End Date” characteristic.

Exhibit 2 to Attachment A Page 22 of 24

Notes: (continued)

23. (continued)

For the purpose of comparing the “LO End Date” characteristic for any Mortgage Loan contributed by ReadyCap, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any freely prepayable portion of the applicable Mortgage Loan, as shown in the applicable Source Document(s).

24.	For the purpose of comparing the indicated characteristics for any Mortgage Loan with Additional Debt (as defined herein), either:
a.	The promissory note, loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents describe the existence of additional debt or
b.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan promissory notes, B-notes, subordinate or mezzanine loan agreements, mezzanine loan modification agreements, intercreditor agreements, co-lender agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”), that describe the existence of additional debt, or in the case of any Pari Passu Mortgage Loan with Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A3 herein), the related Client Provided Schedule.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s) and/or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan with Subordinate Secured Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include any Subordinate Companion Loan(s) as “additional debt.”

For any Mortgage Loan which does not have additional debt (based on the procedures described in this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use:

a.	“No” for the “Current Additional Financing in Place (Y/N/Silent)” characteristic,
b.	“N/A” for the “Additional Debt Type(s)” characteristic,
c.	“N/A” for the “Total Additional Debt Original Balance” characteristic,
d.	“N/A” for the “Additional Debt Interest Rate” characteristic and
e.	“N/A” for the “Additional Debt Annual Debt Service” characteristic.

Exhibit 2 to Attachment A Page 23 of 24

Notes: (continued)

24. (continued)

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for any Mortgage Loan with Additional Debt with more than one mezzanine loan and/or Subordinate Companion Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related mezzanine loan(s) and/or Subordinate Companion Loan(s), weighted by the original principal balances of the related mezzanine loan(s) and/or Subordinate Companion Loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For the Mortgage Loan identified on the Combined Data File as “CubeSmart Wilmington” (the “CubeSmart Wilmington Mortgage Loan”), the loan agreement Source Document indicates that there is permitted preferred equity associated with the related Mortgage Loan. For the purpose of comparing the indicated characteristics for the CubeSmart Wilmington Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore the permitted preferred equity.

25.	For any Mortgage Loan with Additional Debt (except for the Mortgage Loan identified on the Combined Data File as “Mollie Stone's Grocery – Burlingame” (the “Mollie Stone’s Grocery – Burlingame Mortgage Loan”), which is described in the succeeding paragraph(s) of this Note), the applicable Data Source(s) and/or Secondary Financing Documents indicate that the “additional debt” associated with any such Mortgage Loan with Additional Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for any Mortgage Loan with Additional Debt (except for the Mollie Stone’s Grocery – Burlingame Mortgage Loan), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Additional Debt Annual Debt Service” as the product of:
a.	The “Total Additional Debt Original Balance,” as shown on the Combined Data File,
b.	The “Additional Debt Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For the Mollie Stone's Grocery – Burlingame Mortgage Loan, the subordinate loan promissory note Secondary Financing Document contains the following language:

Interest shall begin to accrue as of February 18, 2020 (the “Closing Date”), but no interest or principal shall be due and payable before the Maturity Date.

Exhibit 2 to Attachment A Page 24 of 24

Notes: (continued)

25. (continued)

For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for the subordinate loan related to the Mollie Stone’s Grocery – Burlingame Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that there is no capitalization of interest for the related subordinate loan and that interest accrues for each accrual period based on the original principal balance of the related subordinate loan, as shown in the related subordinate loan promissory note Secondary Financing Document. The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Additional Debt Annual Debt Service” characteristic for the Mollie Stone’s Grocery – Burlingame Mortgage Loan as the product of:

a.	The “Total Additional Debt Original Balance,” as shown on the Combined Data File,
b.	The “Additional Debt Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

26.	For the Mortgage Loan identified on the Combined Data File as “Barr Road Fourplexes” (the “Barr Road Fourplexes Mortgage Loan”), the loan agreement Source Document contains the following language:

In addition to the initial Advance on the Closing Date of $1,751,250.00, Borrower may request and receive one additional Advance of up to $116,750.00 pursuant to the terms of Article VIII in respect of the Loan and any amount borrowed and repaid hereunder in respect of the Loan may not be re-borrowed.

For the purpose of comparing the “Original Balance” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us that the additional advance amount of $116,750.00 has been funded and to use “$1,868,000.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Pool No.
Loan ID
RCC Loan #
KeyBank Loan #
Next Due Date
Mortgage Loan Seller
Property Name
Property Flag
Number of Properties
Environmental Insurance in Lieu of Phase II (Y/N)
Third Most Recent Operating Statement Date
Second Most Recent Operating Statement Date
Most Recent Operating Statement Date
Mortgage Loan Originator
Owner-Occupied >20% (Y/N - %)
Prior Borrower/Sponsor BK, Material Litigation, Felony, Other (Y/N) New or Recycled Borrowing Entity Current Borrower Issue Description
Former Borrower Issue Description
Current Loan a Refinance of a Discounted Payoff (DPO), Maturity Default (MD), Loan Modification (LM)
Material Recognized Environmental Concern (Y/N – Description)
Pari Passu (Y/N)?
Controlling Note (Y/N)
Pari Passu Debt (In Trust)
Pari Passu Debt (Non-Trust)
Administrative Fee Rate
Footnotes
Sort

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.